Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Securities

Note 4:    Securities

The aggregate amortized costs and fair values of the available-for-sale securities portfolio are as follows:

(Dollars in thousands)
Available-for-sale securities September 30, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Corporate bonds	$6,945	$58	$—	$7,003
U.S. Government agencies	25,461	272	(56)	25,677
State and municipal obligations	19,363	541	(21)	19,883

	$51,769	$871	$(77)	$52,563

Available-for-sale securities December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Corporate bonds	$3,950	$—	$(5)	$3,945
U.S. Government agencies	21,375	69	(156)	21,288
State and municipal obligations	28,599	313	(55)	28,857

	$53,924	$382	$(216)	$54,090

Gross realized gains and gross realized losses on sales and calls of securities were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(Dollars in thousands)	2016	2015	2016	2015
Gross realized gains	$180	$3	$300	$27
Gross realized losses	—	(1)	(10)	(23)

Net realized gains (losses)	$180	$2	$290	$4

Aggregate proceeds	$4,984	$1,995	$14,582	$4,819

Average yields (taxable equivalent) on securities were 3.10% and 2.43% for the three months ended September 30, 2016 and 2015, respectively, and 3.07% and 2.45% for the nine months ended September 30, 2016 and 2015, respectively.

Securities with a market value of $15.5 million and $8.6 million were pledged as collateral for repurchase agreements and for other purposes as required by law as of September 30, 2016 and December 31, 2015, respectively. As of September 30, 2016 and December 31, 2015, all the securities pledged to repurchase agreements were state and municipal obligations. All the repurchase agreements had remaining contractual maturities that were overnight and continuous. Securities sold under repurchase agreements were $13.0 million and $7.2 million as of September 30, 2016 and December 31, 2015, respectively, and included in liabilities on the consolidated balance sheets. The securities pledged to each agreement are reviewed daily and can be changed at the option of the Bank with minimal risk of loss due to fair value.

Securities in an unrealized loss position at September 30, 2016 and December 31, 2015, by duration of the unrealized loss, are shown below. The unrealized loss positions were directly related to interest rate movements as there is minimal credit risk exposure in these investments. All agency securities, and states and municipal securities are investment grade or better and their losses are considered temporary. Management does not intend to sell the securities and does not expect to be required to sell the securities. Furthermore, all amortized cost bases are expected to be recovered. Bonds with unrealized loss positions at September 30, 2016 included 12 federal agencies and six municipals. Bonds with unrealized loss positions at December 31, 2015 included 24 federal agencies, one corporate bond and 17 municipals. The tables are shown below.

(Dollars in thousands)	Less than 12 months		12 months or more		Total
September 30, 2016	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government agencies	$5,573	$(43)	$1,385	$(13)	$6,958	$(56)
States and municipal obligations	2,064	(21)	—	—	2,064	(21)

Total temporarily impaired securities	$7,637	$(64)	$1,385	$(13)	$9,022	$(77)

	Less than 12 months		12 months or more		Total
December 31, 2015	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Corporate bonds	$495	$(5)	$—	$—	$495	$(5)
U.S. Government agencies	13,871	(141)	1,619	(15)	15,490	(156)
States and municipal obligations	2,566	(17)	3,281	(38)	5,847	(55)

Total temporarily impaired securities	$16,932	$(163)	$4,900	$(53)	$21,832	$(216)

The Company’s investment in Federal Home Loan Bank of Atlanta (“FHLB”) stock totaled $1.5 million and $2.0 million at September 30, 2016 and December 31, 2015, respectively. The Company also had an investment in Federal Reserve Bank of Richmond (“FRB”) stock which totaled $565 thousand and $505 thousand at September 30, 2016 and December 31, 2015, respectively. The investments in both FHLB and FRB stock are required investments related to the Bank’s membership with the FHLB and FRB. These securities do not have a readily determinable fair value as their ownership is restricted, and they lack an active market for trading. Additionally, per charter provisions related to the FHLB and FRB stock, all repurchase transactions of such stock must occur at par. Accordingly, these securities are carried at cost, and are periodically evaluated for impairment. The Company’s determination as to whether its investment in FHLB and FRB stock is impaired is based on management’s assessment of the ultimate recoverability of its par value rather than recognizing temporary declines in its value. The determination of whether the decline affects the ultimate recoverability of the investments is influenced by available information regarding various factors. These factors include, among others, the significance of the decline in net assets of the issuing banks as compared to the capital stock amount reported by these banks, and the length of time a decline has persisted; commitments by such banks to make payments required by law or regulation and the level of such payments in relation to the operating performance of the issuing bank; and the overall liquidity position of the issuing bank. Based on its most recent analysis of publicly available information regarding the financial condition of the issuing banks, management concluded that no impairment existed in the carrying value of FHLB and FRB stock.

Note 4. Investment Securities

The aggregate amortized cost and fair values of the available-for-sale securities portfolio are as follows:

(Dollars in thousands) Available-for-sale securities December 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Corporate bonds	$3,950	$—	$(5)	$3,945
U.S. Government agencies	21,375	69	(156)	21,288
State and municipal obligations	28,599	313	(55)	28,857
Certificates of deposits	5,704	31	—	5,735

	$59,628	$413	$(216)	$59,825

		Gross	Gross
Available-for-sale securities	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	(Losses)	Value
U.S. Government agencies	$16,969	$33	$(37)	$16,965
State and municipal obligations	23,335	226	(160)	23,401
Certificates of deposits	2,232	8	(2)	2,238

	$42,536	$267	$(199)	$42,604

The cost of securities sold is based on actual net cost. Gross realized gains and gross realized losses, as well as proceeds on sales and calls of securities, were as follows:

	For the years ended December 31,
(Dollars in thousands)	2015	2014
Gross realized gains	$68	$8
Gross realized losses	(26)	(33)

Net realized gains (losses)	$42	$(25)

Aggregate proceeds	$13,540	$3,810

The aggregate amortized cost and market values of the investment securities portfolio by contractual maturity at December 31, 2015 are shown below:

(Dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$4,339	$4,341
Due after one year through five years	27,449	27,516
Due after five through ten years	25,333	25,462
Due after ten years	2,507	2,506

	$59,628	$59,825

Average yields (taxable equivalent) on securities were 2.48% and 2.40% for the years ended December 31, 2015 and 2014, respectively.

Securities with a market value of $8.6 million and $8.5 million at December 31, 2015 and 2014, respectively, were pledged as collateral for repurchase agreements and for other purposes as required by law. As of December 31, 2015 and 2014, all the securities pledged to repurchase agreements were state and municipal obligations. All the repurchase agreements had remaining contractual maturities that were overnight and continuous. Securities sold under repurchase agreements were $7.2 million and $6.0 million as of December 31, 2015 and December 31, 2014, respectively, and included in liabilities on the consolidated balance sheets. The securities pledged to each agreement are reviewed daily and can be changed at the option of the Bank with minimal risk of loss due to fair value.

Securities in an unrealized loss position at December 31, 2015 and 2014, by duration of the unrealized loss, are shown below. The unrealized loss positions were directly related to interest rate movements as there is minimal credit risk exposure in these investments. All agency securities, states and municipal securities and certificates of deposit are investment grade or better and their losses are considered temporary. The corporate bonds are subordinated debt notes issued by financial institutions. Management does not intend to sell the securities and does not expect to be required to sell the securities. All amortized cost bases are expected to be recovered. Bonds with unrealized loss positions at December 31, 2015 included five federal agencies, one corporate bond and 17 municipals. Bonds with unrealized loss positions at December 31, 2014 included 29 municipals, 13 federal agencies and three certificates of deposit.

(Dollars in thousands) December 31, 2015	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Corporate bonds	$495	$(5)	$—	$—	$495	$(5)
U.S. Government agencies	13,871	(141)	1,619	(15)	15,490	(156)
States and municipal obligations	2,566	(17)	3,281	(38)	5,847	(55)

Total temporarily impaired securities	$16,932	$(163)	$4,900	$(53)	$21,832	$(216)

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2014	Value	Loss	Value	Loss	Value	Loss
U.S. Government agencies	$1,499	$(4)	$3,532	$(33)	$5,031	$(37)
States and municipal obligations	412	(5)	9,006	(155)	9,418	(160)
Certificates of deposit	742	(2)	—	—	742	(2)

Total temporarily impaired securities	$2,653	$(11)	$12,538	$(188)	$15,191	$(199)

The following table summarizes cumulative credit-related other-than temporary impairment losses recognized on the one auction rate security held by the Company (no other-than-temporary-impairment was recognized for the years ended December 31, 2015 and 2014):

For the year ended
(Dollars in thousands)	December 31, 2014
Balance, beginning of the period	$288
Impairment losses recognized during the period	—
Realized losses from sales	(288)

Balance, end of period	$—

The Company held one South Carolina Student Loan Corporation auction rate security with a face amount of $1.2 million. During the second quarter of 2013, the South Carolina Student Loan Corporation made a tender and exchange offer with regards to these auction rate securities with the provision that 50% of the security holders were required to accept the tender offer in order for it to be consummated. The tender offer was not accepted by the required 50% of security holders. As a result of the tender and exchange offer, the Company determined that the value of this auction rate security was other than temporarily impaired. The market value of the security was estimated based on Level 3 inputs (refer to Note 21). The Company recognized an other-than-temporary impairment charge of $288 thousand in income related to this security during 2013. In the first quarter of 2014, the Company sold this auction rate security for $912 thousand.

The Company’s investment in Federal Home Loan Bank of Atlanta (“FHLB”) stock totaled $2.0 million and $1.9 million at December 31, 2015 and December 31, 2014, respectively, and are included in restricted securities on the consolidated balance sheets. The Company also had an investment in Federal Reserve Bank of Richmond (“FRB”) stock which totaled $505 thousand and $382 thousand at December 31, 2015 and December 31, 2014. The investments in both FHLB and FRB stock are required investments related to the Bank’s membership with the FHLB and FRB. These securities do not have a readily determinable fair value as their ownership is restricted, and they lack an active market for trading. Additionally, per charter provisions related to the FHLB and FRB stock, all repurchase transactions of such stock must occur at par. Accordingly, these securities are carried at cost, and are periodically evaluated for impairment. The Company’s determination as to whether its investment in FHLB and FRB stock is impaired is based on management’s assessment of the ultimate recoverability of its par value rather than recognizing temporary declines in its value. The determination of whether the decline affects the ultimate recoverability of the investments is influenced by available information regarding various factors. These factors include, among others, the significance of the decline in net assets of the issuing banks as compared to the capital stock amount reported by these banks, and the length of time a decline has persisted; commitments by such banks to make payments required by law or regulation and the level of such payments in relation to the operating performance of the issuing bank; and the overall liquidity position of the issuing bank. Based on its most recent analysis of publicly available information regarding the financial condition of the issuing banks, management concluded that no impairment existed in the carrying value of FHLB and FRB stock.